Supplement to the

Fidelity® Agressive Growth Fund, Fidelity Convertible Securites Fund,
Fidelity Equity-Income II Fund, Fidelity Growth Company Fund,
Fidelity Independence Fund, and Fidelity New Millennium Fund®

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

The following information supplements similar information found in the "Management Contracts" section on page 35.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

FFVSB-08-01 October 30, 2008
1.800200.108

Supplement to the

Fidelity® Aggressive Growth Fund, Fidelity Equity-Income II Fund, Fidelity Growth Company Fund,
Fidelity Independence Fund

Class K

Fidelity Value Strategies Fund Class K, a Class of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 34.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM11B-08-01 October 30, 2008
1.881475.100